UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23738

Capital Group Core Plus Income ETF

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Troy S. Tanner

Capital Group Core Plus Income ETF

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Plus Income ETFSM

First report for the period ended June 30, 2022

Fixed income
for a variety of
investor goals

Capital Group Core Plus Income ETF seeks to provide current income and maximum total return, consistent with preservation of capital.

For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com. Market price returns are determined using the official closing price of the fund’s shares and do not represent the returns you would receive if you traded shares at other times.

Here are the cumulative total returns on a $1,000 investment for periods ended June 30, 2022:

	Since fund inception (2/22/22)	30-day SEC yield as of 6/30/22	Expense ratio

Capital Group Core Plus Income ETF		3.56%	0.34%
Net asset value	–7.55%
Market price	–7.20
Bloomberg U.S. Aggregate Index	–6.85

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETFs are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

As nondiversified funds, Capital Group ETFs have the ability to invest a larger percentage of assets in securities of individual issuers than a diversified fund. As a result, a single issuer could adversely affect a fund’s results more than if the fund invested a smaller percentage of assets in securities of that issuer. See the applicable prospectus for details.

The expense ratio is as of the fund’s prospectus available at the time of publication. The expense ratio is estimated.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Core Plus Income ETF for the period ended June 30, 2022, are shown in the inside front cover, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/advisor/investments/exchange-traded-funds/details/cgcp. You can also access information about Capital Group’s exchange-traded funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Investment portfolio

11	Financial statements

14	Notes to financial statements

25	Financial highlights

Capital Group Core Plus Income ETF	1

Investment portfolio June 30, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	31.70%
AAA/Aaa	29.36
AA/Aa	4.50
A/A	6.97
BBB/Baa	12.98
Below investment grade	14.19
Short-term securities & other assets less liabilities	.30
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 99.70%	Principal amount (000)		Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 28.28%
Government National Mortgage Assn. 3.50% 2052[1]	USD	5,435	$5,275
Uniform Mortgage-Backed Security 3.00% 2052[1,2]		14,400	13,401
Uniform Mortgage-Backed Security 3.00% 2052[1,2]		1,195	1,113
Uniform Mortgage-Backed Security 3.50% 2052[1,2]		8,980	8,628
Uniform Mortgage-Backed Security 4.00% 2052[1,2]		23,009	22,619
Uniform Mortgage-Backed Security 4.00% 2052[1,2]		756	744
Uniform Mortgage-Backed Security 4.50% 2052[1,2]		9,734	9,753
Uniform Mortgage-Backed Security 4.50% 2052[1,2]		666	666
Uniform Mortgage-Backed Security 5.00% 2052[1,2]		11,160	11,363
			73,562

Commercial mortgage-backed securities 3.82%
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 2061[1]		1,000	916
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[1,3]		273	238
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[1,3]		250	222
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 2053[1]		250	206
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[1,3]		2,500	2,205
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.7696%) % 2039[1,3,4]		623	612
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.3191%) % 2039[1,3,4]		317	312
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,3,4]		716	709
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 2.711% 2034[1,3,4]		500	470
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 4.173% 2037[1,3,4]		157	150
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 4.467% 2035[1,3,4]		249	240
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.570% 2048[1,3]		448	424

2	Capital Group Core Plus Income ETF

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[1,3,4]	USD	497	$481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[1]		2,000	1,948
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.781% 2052[1,3]		750	684
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.706% 2058[1,3]		130	122
			9,939

Collateralized mortgage-backed obligations (privately originated) 2.48%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 2030[1,3,4]		500	479
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,3,4]		264	259
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 3.026% 2042[1,3,4]		329	326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 2.426% 2041[1,3,4]		793	726
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,3,4]		610	601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,3,4]		1,225	1,250
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,4,5,6]		1,974	1,904
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 2038[1,4]		1,000	905
			6,450

Total mortgage-backed obligations			89,951

U.S. Treasury bonds & notes 31.70%
U.S. Treasury 15.97%
U.S. Treasury 2.625% 2025		510	505
U.S. Treasury 2.75% 2025		7,220	7,166
U.S. Treasury 2.875% 2025		900	897
U.S. Treasury 2.625% 2027		4,500	4,414
U.S. Treasury 2.75% 2027		700	690
U.S. Treasury 2.375% 2029		2,172	2,078
U.S. Treasury 2.875% 2029		8,538	8,434
U.S. Treasury 1.75% 2032		2,260	2,045
U.S. Treasury 2.875% 2032		1,360	1,344
U.S. Treasury 2.375% 2042		3,450	2,913
U.S. Treasury 3.25% 2042[7]		3,870	3,761
U.S. Treasury 2.25% 2052		4,491	3,680
U.S. Treasury 2.875% 2052[7]		3,830	3,601
			41,528

U.S. Treasury inflation-protected securities 15.73%
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]		4,796	4,845
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]		8,114	8,247
U.S. Treasury Inflation-Protected Security 0.25% 2025[8]		1,867	1,879
U.S. Treasury Inflation-Protected Security 0.125% 2027[8]		15,346	15,098
U.S. Treasury Inflation-Protected Security 0.125% 2032[8]		11,464	10,847
			40,916

Total U.S. Treasury bonds & notes			82,444

Corporate bonds, notes & loans 25.43%
Financials 4.72%
Advisor Group Holdings, LLC 6.25% 2028[4]		175	153
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		1,100	882
American Express Co. 2.55% 2027		150	140
American Express Co. 4.05% 2029		450	442
American International Group, Inc. 4.375% 2050		100	89
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[6]		450	384
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[6]		650	633
Bank of Montreal 2.65% 2027		350	324
Bank of Nova Scotia 2.45% 2032		125	104
Berkshire Hathaway, Inc. 3.85% 2052		400	343
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]		200	180
Charles Schwab Corp. 2.45% 2027		100	93

Capital Group Core Plus Income ETF	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	USD	115	$98
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		106	105
CME Group, Inc. 2.65% 2032		150	133
Coinbase Global, Inc. 3.625% 2031[4]		350	198
Compass Diversified Holdings 5.00% 2032[4]		295	229
Corebridge Financial, Inc. 3.85% 2029[4]		299	277
Corebridge Financial, Inc. 3.90% 2032[4]		361	324
Corebridge Financial, Inc. 4.35% 2042[4]		98	84
Corebridge Financial, Inc. 4.40% 2052[4]		622	520
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]		275	261
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		40	38
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[6]		255	218
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[6]		185	145
ING Groep NV 4.017% 2028 (USD-SOFR + 1.83% on 3/28/2027)[6]		375	357
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[6]		249	233
Intercontinental Exchange, Inc. 4.35% 2029		500	494
Intercontinental Exchange, Inc. 4.60% 2033		178	177
Intercontinental Exchange, Inc. 4.95% 2052		57	56
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]		250	202
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		800	788
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		190	163
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[6]		72	71
Marsh & McLennan Companies, Inc. 2.375% 2031		100	84
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		371	363
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[6]		195	167
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[6]		269	261
MSCI, Inc. 3.25% 2033[4]		200	160
Navient Corp. 6.125% 2024		82	78
Navient Corp. 5.50% 2029		500	386
Navient Corp. 5.625% 2033		850	591
New York Life Global Funding 0.85% 2026[4]		125	113
Progressive Corp. 3.00% 2032		350	314
Synchrony Financial 3.95% 2027		25	23
Toronto-Dominion Bank 2.00% 2031		90	73
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		469	462
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[6]		30	27
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[6]		241	223
			12,263

Energy 4.19%
Ascent Resources - Utica, LLC 7.00% 2026[4]		150	140
BP Capital Markets America, Inc. 2.721% 2032		100	86
Cheniere Energy Partners LP 4.00% 2031		75	64
Cheniere Energy, Inc. 4.625% 2028		175	158
Chesapeake Energy Corp. 6.75% 2029[4]		311	302
Chevron Corp. 1.995% 2027		250	230
CNX Resources Corp. 7.25% 2027[4]		175	172
ConocoPhillips 3.80% 2052		250	214
Continental Resources, Inc. 2.875% 2032[4]		75	59
Diamondback Energy, Inc. 4.25% 2052		538	447
Energy Transfer Operating LP 3.75% 2030		150	135
Energy Transfer Operating LP 5.00% 2050		50	43
Energy Transfer Partners LP 6.25% 2049		75	73
Enterprise Products Operating, LLC 3.30% 2053		60	44
EQM Midstream Partners LP 6.00% 2025[4]		330	317
EQM Midstream Partners LP 4.75% 2031[4]		525	420
EQT Corp. 3.90% 2027		75	70
Exxon Mobil Corp. 3.452% 2051		125	102
Genesis Energy, LP 8.00% 2027		425	377
Harvest Midstream I, LP 7.50% 2028[4]		75	71
Hilcorp Energy I, LP 6.00% 2030[4]		135	118
Hilcorp Energy I, LP 6.25% 2032[4]		225	198
Kinder Morgan, Inc. 3.60% 2051		150	111
MPLX LP 2.65% 2030		75	63
MPLX LP 5.50% 2049		75	70
MV24 Capital BV 6.748% 2034		356	319

4	Capital Group Core Plus Income ETF

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
New Fortress Energy, Inc. 6.50% 2026[4]	USD	200	$181
NGL Energy Operating, LLC 7.50% 2026[4]		1,160	1,048
Oasis Petroleum, Inc. 6.375% 2026[4]		710	658
Occidental Petroleum Corp. 6.125% 2031		100	102
ONEOK, Inc. 4.00% 2027		50	48
ONEOK, Inc. 6.35% 2031		40	42
ONEOK, Inc. 4.50% 2050		75	60
ONEOK, Inc. 7.15% 2051		150	159
Petrobras Global Finance Co. 5.60% 2031		611	569
Petróleos Mexicanos 6.49% 2027		1,275	1,107
Petróleos Mexicanos 8.75% 2029[4]		754	684
Petróleos Mexicanos 6.70% 2032		1,054	806
Qatar Petroleum 2.25% 2031[4]		275	235
Shell International Finance BV 2.75% 2030		75	68
Southwestern Energy Co. 4.75% 2032		325	278
Sunoco LP 4.50% 2030[4]		150	121
Venture Global Calcasieu Pass, LLC 4.125% 2031[4]		100	86
Weatherford International, Ltd. 6.50% 2028[4]		100	90
Weatherford International, Ltd. 8.625% 2030[4]		125	104
Williams Companies, Inc. 2.60% 2031		55	46
			10,895

Consumer discretionary 2.96%
Amazon.com, Inc. 2.10% 2031		100	86
Amazon.com, Inc. 3.60% 2032		600	578
Amazon.com, Inc. 3.95% 2052		400	370
AutoNation, Inc. 3.85% 2032		300	259
Bayerische Motoren Werke AG 3.45% 2027[4]		200	195
Bayerische Motoren Werke AG 1.95% 2031[4]		50	41
Bayerische Motoren Werke AG 3.70% 2032[4]		125	118
Carnival Corp. 7.625% 2026[4]		325	252
Carvana Co. 5.50% 2027[4]		50	32
Carvana Co. 5.875% 2028[4]		286	182
Daimler Trucks Finance North America, LLC 3.65% 2027[4]		350	336
Daimler Trucks Finance North America, LLC 2.50% 2031[4]		150	122
Fertitta Entertainment, Inc. 4.625% 2029[4]		350	299
Fertitta Entertainment, Inc. 6.75% 2030[4]		125	96
Ford Motor Co. 2.30% 2025		350	315
Ford Motor Co. 3.25% 2032		100	75
Ford Motor Credit Company, LLC 5.125% 2025		375	359
Ford Motor Credit Company, LLC 4.95% 2027		570	531
General Motors Financial Co. 2.35% 2027		75	66
Hanesbrands, Inc. 4.625% 2024[4]		172	169
Home Depot, Inc. 1.375% 2031		125	101
Hyundai Capital America 1.65% 2026[4]		100	88
International Game Technology PLC 5.25% 2029[4]		200	182
Lowe’s Companies, Inc. 3.75% 2032		431	400
Lowe’s Companies, Inc. 4.25% 2052		81	70
Macy’s Retail Holdings, LLC 5.875% 2030[4]		50	42
Marriott International, Inc. 2.75% 2033		100	79
Party City Holdings, Inc. 8.75% 2026[4]		461	311
Royal Caribbean Cruises, Ltd. 5.375% 2027[4]		200	146
Scientific Games Holdings LP 6.625% 2030[4]		775	660
Sonic Automotive, Inc. 4.875% 2031[4]		200	151
Stellantis Finance US, Inc. 1.711% 2027[4]		600	522
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[4]		75	65
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]		250	216
Wheel Pros, Inc. 6.50% 2029[4]		275	195
			7,709

Communication services 2.95%
AT&T, Inc. 2.55% 2033		100	81
AT&T, Inc. 3.50% 2053		150	114
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[4]		450	386
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]		714	586
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		200	179
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[4]		200	158

Capital Group Core Plus Income ETF	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	USD	100	$78
Comcast Corp. 1.50% 2031		100	80
Frontier Communications Corp. 5.00% 2028[4]		380	324
Gray Escrow II, Inc. 5.375% 2031[4]		75	60
Magallanes, Inc. 4.279% 2032[4]		691	618
Magallanes, Inc. 5.05% 2042[4]		440	375
Magallanes, Inc. 5.141% 2052[4]		297	250
Midas OpCo Holdings, LLC 5.625% 2029[4]		100	81
Netflix, Inc. 4.875% 2028		624	589
Netflix, Inc. 4.875% 2030[4]		750	688
News Corp. 5.125% 2032[4]		180	160
Sirius XM Radio, Inc. 4.00% 2028[4]		280	243
Sprint Corp. 6.875% 2028		200	211
Sprint Corp. 8.75% 2032		600	724
T-Mobile US, Inc. 2.55% 2031		100	84
Twitter, Inc. 5.00% 2030[4]		450	428
Univision Communications, Inc. 4.50% 2029[4]		850	714
Verizon Communications, Inc. 1.75% 2031		200	161
Verizon Communications, Inc. 3.875% 2052		150	126
VZ Secured Financing BV 5.00% 2032[4]		200	166
			7,664

Health care 2.28%
AmerisourceBergen Corp. 2.70% 2031		125	107
Anthem, Inc. 4.10% 2032		423	412
Anthem, Inc. 4.55% 2052		203	191
Bausch Health Companies, Inc. 6.125% 2027[4]		75	64
Bausch Health Companies, Inc. 5.25% 2031[4]		110	57
Baxter International, Inc. 2.539% 2032		70	59
Centene Corp. 2.45% 2028		655	548
Centene Corp. 2.625% 2031		450	359
Community Health Systems, Inc. 5.25% 2030[4]		75	57
CVS Health Corp. 1.875% 2031		50	40
HCA, Inc. 3.625% 2032[4]		79	67
HCA, Inc. 4.625% 2052[4]		122	98
Humana, Inc. 3.70% 2029		152	144
Merck & Co., Inc. 1.70% 2027		50	45
Merck & Co., Inc. 2.15% 2031		75	65
Molina Healthcare, Inc. 3.875% 2032[4]		200	168
Mozart Debt Merger Sub, Inc. 5.25% 2029[4]		75	62
Owens & Minor, Inc. 6.25% 2030[4]		415	380
Roche Holdings, Inc. 2.076% 2031[4]		200	171
Tenet Healthcare Corp. 4.875% 2026[4]		300	277
Tenet Healthcare Corp. 4.375% 2030[4]		325	276
Teva Pharmaceutical Finance Co. BV 3.15% 2026		1,370	1,128
Teva Pharmaceutical Finance Co. BV 5.125% 2029		950	785
UnitedHealth Group, Inc. 2.30% 2031		50	43
UnitedHealth Group, Inc. 4.20% 2032		230	230
UnitedHealth Group, Inc. 4.75% 2052		105	105
			5,938

Utilities 1.91%
AES Panama Generation Holdings SRL 4.375% 2030[4]		200	171
Alliant Energy Finance, LLC 3.60% 2032[4]		50	45
Consumers Energy Co. 2.65% 2052		55	39
FirstEnergy Corp. 2.65% 2030		905	748
Florida Power & Light Company 2.875% 2051		150	112
MidAmerican Energy Holdings Co. 2.70% 2052		50	36
Northern States Power Co. 2.60% 2051		50	35
Northern States Power Co. 4.50% 2052		350	346
Oncor Electric Delivery Company, LLC 2.70% 2051		75	55
Pacific Gas and Electric Co. 3.15% 2026		40	37
Pacific Gas and Electric Co. 4.65% 2028		100	93
Pacific Gas and Electric Co. 4.55% 2030		755	671
Pacific Gas and Electric Co. 3.50% 2050		75	50
PG&E Corp. 5.25% 2030		550	453
Southern California Edison Co. 2.75% 2032		1,065	901

6	Capital Group Core Plus Income ETF

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 3.45% 2052	USD	415	$310
Union Electric Co. 3.90% 2052		275	243
Virginia Electric and Power Co. 2.40% 2032		50	43
Virginia Electric and Power Co. 2.95% 2051		75	56
Xcel Energy, Inc. 2.35% 2031		40	33
Xcel Energy, Inc. 4.60% 2032		500	496
			4,973

Materials 1.63%
Anglo American Capital PLC 2.25% 2028[4]		200	173
Anglo American Capital PLC 4.75% 2052[4]		200	172
Cleveland-Cliffs, Inc. 4.875% 2031[4]		300	265
Dow Chemical Co. 3.60% 2050		40	31
First Quantum Minerals, Ltd. 6.875% 2027[4]		850	761
FXI Holdings, Inc. 12.25% 2026[4]		700	624
Glencore Funding, LLC 2.625% 2031[4]		200	161
International Flavors & Fragrances, Inc. 2.30% 2030[4]		230	189
Labl, Inc. 5.875% 2028[4]		75	61
LSB Industries, Inc. 6.25% 2028[4]		100	88
LYB International Finance III, LLC 3.625% 2051		75	56
Nova Chemicals Corp. 4.25% 2029[4]		1,225	959
SCIH Salt Holdings, Inc. 4.875% 2028[4]		450	375
Sherwin-Williams Company 2.90% 2052		60	41
South32 Treasury (USA), Ltd. 4.35% 2032[4]		299	280
			4,236

Industrials 1.61%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		150	131
Boeing Company 2.75% 2026		115	107
Boeing Company 5.15% 2030		855	821
Boeing Company 3.625% 2031		900	778
Boeing Company 5.805% 2050		30	28
Bombardier, Inc. 7.125% 2026[4]		250	207
Bombardier, Inc. 7.875% 2027[4]		550	459
Canadian Pacific Railway, Ltd. 3.10% 2051		50	37
Carrier Global Corp. 2.722% 2030		100	87
CoreLogic, Inc. 4.50% 2028[4]		300	232
Maxar Technologies, Inc. 7.75% 2027[4]		475	471
Raytheon Technologies Corp. 2.375% 2032		80	68
TransDigm, Inc. 4.625% 2029		400	323
Union Pacific Corp. 3.50% 2053		375	306
United Airlines Holdings, Inc. 6.50% 2027[4]		60	59
United Airlines, Inc. 4.625% 2029[4]		100	85
			4,199

Real estate 1.20%
American Campus Communities, Inc. 3.625% 2027		50	49
American Tower Corp. 2.30% 2031		80	63
American Tower Corp. 4.05% 2032		229	209
Equinix, Inc. 2.15% 2030		200	162
Equinix, Inc. 2.50% 2031		250	203
Equinix, Inc. 3.40% 2052		260	193
Howard Hughes Corp. 4.375% 2031[4]		225	167
Iron Mountain, Inc. 4.50% 2031[4]		300	246
Kennedy-Wilson Holdings, Inc. 4.75% 2029		275	223
Kennedy-Wilson Holdings, Inc. 4.75% 2030		300	235
Sun Communities Operating LP 2.70% 2031		40	32
Sun Communities Operating LP 4.20% 2032		649	591
VICI Properties LP 5.125% 2032		799	755
			3,128

Consumer staples 1.08%
7-Eleven, Inc. 1.80% 2031[4]		575	449
Altria Group, Inc. 3.40% 2030		100	85
Altria Group, Inc. 3.70% 2051		140	90
Anheuser-Busch InBev NV 4.50% 2050		70	63
British American Tobacco PLC 2.259% 2028		100	84

Capital Group Core Plus Income ETF	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.742% 2032	USD	250	$222
British American Tobacco PLC 4.758% 2049		187	141
British American Tobacco PLC 3.984% 2050		175	121
British American Tobacco PLC 5.65% 2052		604	522
Constellation Brands, Inc. 4.35% 2027		326	324
Constellation Brands, Inc. 4.75% 2032		173	172
Keurig Dr Pepper, Inc. 3.20% 2030		40	36
Kraft Heinz Company 5.50% 2050		75	72
Kronos Acquisition Holdings, Inc. 5.00% 2026[4]		100	86
PepsiCo, Inc. 1.95% 2031		50	43
Post Holdings, Inc. 4.50% 2031[4]		325	267
TreeHouse Foods, Inc. 4.00% 2028		50	41
			2,818

Information technology 0.90%
Analog Devices, Inc. 1.70% 2028		25	22
Apple, Inc. 2.70% 2051		85	64
Broadcom, Inc. 4.00% 2029[4]		91	84
Broadcom, Inc. 4.15% 2032[4]		758	685
Broadcom, Inc. 2.60% 2033[4]		200	154
Broadcom, Inc. 3.469% 2034[4]		250	204
Broadcom, Inc. 3.187% 2036[4]		450	343
Entegris Escrow Corp. 4.75% 2029[4]		445	415
Mastercard, Inc. 2.00% 2031		80	68
Oracle Corp. 2.875% 2031		260	214
ServiceNow, Inc. 1.40% 2030		100	78
			2,331

Total corporate bonds, notes & loans			66,154

Asset-backed obligations 6.08%
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[1,3,4]		1,500	1,481
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 2.894% 2029[1,3,4]		500	486
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[1,4]		1,647	1,596
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[1,4]		1,000	982
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,4]		497	447
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[1,4]		750	720
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,4]		633	626
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[1,4]		1,250	1,227
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[1,4]		1,000	997
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[1,4]		1,000	998
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[1]		268	265
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[1]		117	111
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[1,4]		1,443	1,386
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 8.17% 2030[1,4]		2,000	2,032
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2027[1,4]		456	446
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[1,4]		300	266
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[1,4]		208	198
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[1,4]		1,562	1,559
			15,823

Bonds & notes of governments & government agencies outside the U.S. 1.91%
Abu Dhabi (Emirate of) 1.70% 2031[4]		300	252
Angola (Republic of) 8.75% 2032[4]		600	482
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[6]		1,100	261
Chile (Republic of) 2.45% 2031		400	342
Chile (Republic of) 4.34% 2042		200	178
Dominican Republic 4.50% 2030[4]		300	242
Egypt (Arab Republic of) 8.75% 2051		1,139	689
Export-Import Bank of India 2.25% 2031[4]		250	197
Ghana (Republic of) 8.125% 2032		800	389

8	Capital Group Core Plus Income ETF

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama (Republic of) 2.252% 2032	USD	800	$626
South Africa (Republic of) 5.875% 2032		1,003	859
United Mexican States 4.50% 2029		450	438
			4,955

Total bonds, notes & other debt instruments (cost: $267,988,000)			259,327

Short-term securities 29.91%		Shares
Money market investments 29.91%
Capital Group Central Cash Fund 1.38%[9,10]		778,130	77,797

Total short-term securities (cost: $77,806,000)			77,797
Total investment securities 129.61% (cost: $345,794,000)			337,124
Other assets less liabilities (29.61)%			(77,021)

Net assets 100.00%			$260,103

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	80	September 2022	USD	(16,801)	$(26)
5 Year U.S. Treasury Note Futures	Long	91	September 2022		10,215	135
10 Year U.S. Treasury Note Futures	Short	3	September 2022		(355)	5
10 Year Ultra U.S. Treasury Note Futures	Short	146	September 2022		(18,597)	(199)
20 Year U.S. Treasury Bond Futures	Long	47	September 2022		6,515	111
30 Day Federal Funds Futures	Long	314	August 2022		127,880	44
30 Year Ultra U.S. Treasury Bond Futures	Long	38	September 2022		5,865	(129)
						$(59)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
JPY	41,300	USD	303	Bank of America	7/11/2022	$2
JPY	35,000	USD	264	HSBC Bank	7/11/2022	(6)
JPY	45,400	USD	344	Standard Chartered Bank	7/11/2022	(9)
JPY	566,900	USD	4,389	BNP Paribas	7/11/2022	(210)
						$(223)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	received (000)	at 6/30/2022 (000)
SOFR	Annual	2.121%	Annual	3/28/2024	USD	5,700	$88	$—	$88

Capital Group Core Plus Income ETF	9

Investments in affiliates10

	Value of affiliate at 2/22/2022 (000)	[11]	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 29.91%
Money market investments 29.91%
Capital Group Central Cash Fund 1.38%[9]	$—		$123,780	$45,971	$(3)	$(9)	$77,797	$138

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $54,098,000, which represented 20.80% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,904,000, which represented 0.73% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,701,000, which represented .65% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Rate represents the seven-day yield at June 30, 2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Commencement of operations.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD = U.S. dollars

Refer to the notes to financial statements.

10	Capital Group Core Plus Income ETF

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars and shares in thousands, except per-share amount)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $267,988)	$259,327
Affiliated issuers (cost: $77,806)	77,797	$337,124
Cash		76
Cash denominated in currencies other than U.S. dollars (cost: $—*)		—	*
Unrealized appreciation on open forward currency contracts		2
Receivables for:
Sales of investments	68,038
Dividends and interest	1,625
Variation margin on futures contracts	10
Variation margin on centrally cleared swap contracts	70	69,743
		406,945
Liabilities:
Unrealized depreciation on open forward currency contracts		225
Payables for:
Purchases of investments	145,838
Dividends on fund’s shares	630
Investment advisory services	66
Variation margin on centrally cleared swap contracts	83	146,617
		146,842
Net assets at June 30, 2022		$260,103

Net assets consist of:
Capital paid in on shares of beneficial interest		$275,061
Total accumulated loss		(14,958)
Net assets at June 30, 2022		$260,103

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets		$260,103
Shares outstanding		11,224
Net asset value per share		$23.17

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Core Plus Income ETF	11

Financial statements (continued)

Statement of operations	unaudited
for the period February 22, 2022, commencement of operations, to June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $—*)	$2,225
Dividends from affiliated issuers	138	$2,363
Fees and expenses:
Investment advisory services		198
Net investment income		2,165

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in:
Unaffiliated issuers	(6,172)
Affiliated issuers	(3)
Futures contracts	(176)
Swap contracts	(32)
Currency transactions	24	(6,359)
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	(8,661)
Affiliated issuers	(9)
Futures contracts	(59)
Forward currency contracts	(223)
Swap contracts	88
Currency translations	— *	(8,864)
Net realized loss and unrealized depreciation		(15,223)

Net decrease in net assets resulting from operations		$(13,058)

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	Capital Group Core Plus Income ETF

Financial statements (continued)

Statements of changes in net assets	unaudited
(dollars in thousands)

Period ended June 30, 2022*
Operations:
Net investment income	$2,165
Net realized loss	(6,359)
Net unrealized depreciation	(8,864)
Total decrease in net assets resulting from operations:	(13,058)

Distributions paid or accrued to shareholders	(1,900)

Net capital share transactions	275,061

Net assets:
Beginning of period	—
End of period	$260,103

*	For the period February 22, 2022, commencement of operations, to June 30, 2022.

Refer to the notes to financial statements.

Capital Group Core Plus Income ETF	13

Notes to financial statements	unaudited

1. Organization

Capital Group Core Plus Income ETF (the “fund”) was organized on January 12, 2021 as a Delaware statutory trust. The fund’s fiscal year ends on December 31st. The fund, operating as an exchange-traded fund, is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management investment company. The fund seeks to provide current income and maximum total return, consistent with preservation of capital.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

14	Capital Group Core Plus Income ETF

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Capital Group Core Plus Income ETF	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$89,951	$—	$89,951
U.S. Treasury bonds & notes	—	82,444	—	82,444
Corporate bonds, notes & loans	—	66,154	—	66,154
Asset-backed obligations	—	15,823	—	15,823
Bonds & notes of governments & government agencies outside the U.S.	—	4,955	—	4,955
Short-term securities	77,797	—	—	77,797
Total	$77,797	$259,327	$—	$337,124

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$295	$—	$—	$295
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	88	—	88
Liabilities:
Unrealized depreciation on futures contracts	(354)	—	—	(354)
Unrealized depreciation on open forward currency contracts	—	(225)	—	(225)
Total	$(59)	$(135)	$—	$(194)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

16	Capital Group Core Plus Income ETF

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Capital Group Core Plus Income ETF	17

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

18	Capital Group Core Plus Income ETF

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares (including through a trading halt), among other factors, may result in the shares trading (at a discount) to NAV. Buying fund shares when their market price is at a premium or selling fund shares when their market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as authorized participants. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Capital Group Core Plus Income ETF	19

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $77,199,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $283,327,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations. Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

20	Capital Group Core Plus Income ETF

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $5,700,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the period ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$295	Unrealized depreciation*	$(354)
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	(225)
Swap	Interest	Unrealized appreciation*	88	Unrealized depreciation*	—
			$385		$(579)

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(176)	Net unrealized depreciation on futures contracts	$(59)
Forward currency	Currency	Net realized gain on forward currency contracts	—	Net unrealized depreciation on forward currency contracts	(223)
Swap	Interest	Net realized loss on swap contracts	(32)	Net unrealized appreciation on swap contracts	88
			$(208)		$(194)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital Group Core Plus Income ETF	21

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$2	$—	$—	$—	$2
Liabilities:
BNP Paribas	$210	$—	$—	$—	$210
HSBC Bank	6	—	—	—	6
Standard Chartered Bank	9	—	—	—	9
Total	$225	$—	$—	$—	$225

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,425
Gross unrealized depreciation on investments	(10,253)
Net unrealized depreciation on investments	(8,828)
Cost of investments	345,759

22	Capital Group Core Plus Income ETF

Distributions paid by the fund during the period February 22, 2022, commencement of operations, to June 30, 2022, were characterized for tax purposes as follows (dollars in thousands):

Ordinary income	Long-term capital gains	Total distributions paid
$1,900	$—	$1,900

7. Fees and transactions

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors, Inc.® (“AFD”), the principal underwriter of the fund’s shares. CRMC and AFD are considered related parties to the fund.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.34% of daily net assets. Under the terms of the agreement, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of the fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services – The fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for the fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees will receive any compensation directly from any of the funds.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. The fund did not engage in any such purchase or sale transactions with any related funds during the period ended June 30, 2022.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period ended June 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

Capital Group Core Plus Income ETF	23

9. Capital share transactions

The fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to the fund, and redemption proceeds are paid with a basket of securities from the fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The fund may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily market to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

The fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the fund’s statement of changes in net assets.

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period February 22, 2022*, through June 30, 2022

$275,061	11,224	$—	—	$—	—	$275,061	11,224

*	Commencement of operations.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $57,740,000 and $3,657,000, respectively, during the period February 22, 2022, commencement of operations, to June 30, 2022.

The fund received securities in-kind of $199,574,000 from the authorized participants to support creation transactions during the period February 22, 2022, commencement of operations, to June 30, 2022. The fund did not deliver any securities to support redemption transactions.

24	Capital Group Core Plus Income ETF

Financial highlights

		Loss from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2,3]	Ratio of net income to average net assets[2]
6/30/2022[4,5,6]	$25.30	$.31	$(2.21)	$(1.90)	$(.23)	$—	$(.23)	$23.17	(7.55)%	$260	.12%	1.31%

Portfolio turnover rate[7,8]	Period ended June 30, 2022[2,4,5,6]
Excluding mortgage dollar roll transactions	121%
Including mortgage dollar roll transactions	213%

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	For the period February 22, 2022, commencement of operations, through June 30, 2022.
[6]	Unaudited.
[7]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

Capital Group Core Plus Income ETF	25

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Actual return	$1,000.00	$924.50	$1.15	.34%
Assumed 5% return	1,000.00	1,023.11	1.71	.34

*	The period for the “annualized expense ratio” and “actual return” line is based on the number of days from February 22, 2022, commencement of operations, through June 30, 2022, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

26	Capital Group Core Plus Income ETF

Approval of Investment Advisory and Service Agreement

The fund’s board, including a majority of its independent board members, has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2023. The board determined in the exercise of their business judgment that the fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board members took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to the fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit the fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results and related benchmarks.

3. Advisory fees and total expenses

The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of the fund. The board considered the contractual fee rate that will be paid by the fund to CRMC and compared the estimated expense ratio of the fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by the fund.

Capital Group Core Plus Income ETF	27

4. Ancillary benefits

The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with the fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to the fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by the fund under the agreement.

5. Adviser financial information

The board considered CRMC’s commitment to providing to the Fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when the fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that the fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

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Capital Group Core Plus Income ETF	31

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	Capital Group Core Plus Income ETF

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Procedures and Principles” — which describes our procedures and principles for voting portfolio securities — is available on our American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Core Plus Income ETF

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Past results are not predictive of results in future periods.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. The expense ratio is as of the fund’s prospectus available at the time of publication. The expense ratio is estimated.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Higher yielding, higher risk bonds can fluctuate in price more than investment-grade bonds, so investors should maintain a long-term perspective.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

This content, developed by Capital Group, home of American Funds, should not be used as a primary basis for investment decisions and is not intended to serve as impartial investment or fiduciary advice.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CORE PLUS INCOME ETF

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Troy S. Tanner __________
Troy S. Tanner, Treasurer and Principal Financial Officer

Date: August 31, 2022